Flow-Through Share Liability	6 Months Ended
Dec. 31, 2025
Flow-through Share Liability
Flow-Through Share Liability

18.	Flow-Through Share Liability

Flow-through share liability includes the liability portion of the flow-through shares issued. The flow-through common shares issued in the offering completed on September 21, 2023 were issued at a premium to the market price in recognition of the tax benefits accruing to subscribers. The flow-through premium was calculated to be $3,637,149 and was derecognized through income as eligible expenditures were incurred.

During the year ended June 30, 2025, the Company incurred eligible expenditures of $4,273,151, satisfying $2,016,543 of such premium.

As of June 30, 2025, the Company had not fully spent the required amount, resulting in potential tax penalties and investor compensation obligations. As a result, the Company has recorded a provision of $1,059,721 for estimated Part XII.6 tax payable to the Canada Revenue Agency and for potential investor compensation related to tax benefit adjustments.